COMPULSORY LOAN - Balances (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Compulsory Loans [Line Item]
Opening balance	R$ 1,216,335	R$ 1,047,109
Provision for implementation of shares	10,854	(6,570)
Debt charges	2,633	1,276
Interest payment	(1,315)	(140)
Monetary adjustment	9,859	8,320
Final balance	R$ 1,238,366	R$ 1,049,995